BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 2,257	€ 2,391	€ 2,361
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,182	1,602
Euro
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,048	757
Other currencies
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 27	€ 32